Litigation and regulatory matters	6 Months Ended
Jun. 30, 2026
Litigation and regulatory matters
Litigation and regulatory matters

15. Litigation and regulatory matters

NatWest Group plc and certain members of NatWest Group are party to various legal proceedings and are involved in, or subject to, various regulatory matters, including as the subject of investigations and other regulatory and governmental action (Matters) in the United Kingdom (UK), the United States (US), the European Union (EU) and other jurisdictions.

NatWest Group recognises a provision for a liability in relation to these Matters when it is probable that an outflow of economic benefits will be required to settle an obligation resulting from past events, and a reliable estimate can be made of the amount of the obligation.

In many of the Matters, it is not possible to determine whether any loss is probable, or to estimate reliably the amount of any loss, either as a direct consequence of the relevant proceedings and regulatory matters or as a result of adverse impacts or restrictions on NatWest Group’s reputation, businesses and operations. Numerous legal and factual issues may need to be resolved, including through potentially lengthy discovery and document production exercises and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the proceedings in question, before the probability of a liability, if any, arising can reasonably be estimated in respect of any Matter. NatWest Group cannot predict if, how, or when such claims will be resolved or what the eventual settlement, damages, fine, penalty or other relief, if any, may be, particularly for Matters that are at an early stage in their development or where claimants seek substantial or indeterminate damages.

There are situations where NatWest Group may pursue an approach that in some instances leads to a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, or in order to take account of the risks inherent in defending or contesting Matters, even for those for which NatWest Group believes it has credible defences and should prevail on the merits. The uncertainties inherent in all Matters affect the amount and timing of any potential economic outflows both for Matters with respect to which provisions have been established and other contingent liabilities in respect of any such Matter.

It is not practicable to provide an aggregate estimate of potential liability for our Matters as a class of contingent liabilities.

The future economic outflow in respect of any Matter may ultimately prove to be substantially greater than, or less than, the aggregate provision, if any, that NatWest Group has recognised in respect of such Matter. Where a reliable estimate of the economic outflow cannot be reasonably made, no provision has been recognised. NatWest Group expects that in future periods, additional provisions and economic outflows relating to Matters that may or may not be currently known by NatWest Group will be necessary, in amounts that are expected to be substantial in some instances. Refer to Note 12 for information on material provisions.

Matters which are, or could be, material, either individually or in aggregate, having regard to NatWest Group, considered as a whole, in which NatWest Group is currently involved are set out below. We have provided information on the procedural history of certain Matters, where we believe appropriate, to aid the understanding of the Matter.

London Interbank Offered Rate (LIBOR) and other rates litigation

NatWest Group plc and certain other members of NatWest Group, including NWM Plc, are defendants in a number of claims pending in the United States District Court for the Southern District of New York (SDNY) with respect to the setting of USD LIBOR. The complainants allege that certain members of NatWest Group and other panel banks violated various federal laws, including the US commodities and antitrust laws, and state statutory and common law, as well as contracts, by manipulating LIBOR and prices of LIBOR-based derivatives in various markets through various means.

The co-ordinated proceeding in the SDNY relating to USD LIBOR now includes one remaining class action, which is on behalf of persons who purchased LIBOR-linked instruments from defendants and bonds issued by defendants, as well as two non-class actions.

15. Litigation and regulatory matters continued

On 25 September 2025, the SDNY granted summary judgment to the defendants on the issue of liability and dismissed all claims in both the class action and the non-class actions. The decision is being appealed in the United States Court of Appeals for the Second Circuit (US Court of Appeals).

In addition to the USD LIBOR cases described above, there are two other IBOR-related class actions involving NWM Plc. First, there is a class action relating to derivatives allegedly tied to JPY LIBOR and Euroyen TIBOR, which was dismissed by the SDNY in relation to NWM Plc and other NatWest Group companies in September 2021. That dismissal is now the subject of an appeal to the US Court of Appeals.

Second, there is a class action concerning alleged manipulation of Euribor. On 22 August 2025, the US Court of Appeals reversed the SDNY’s decision in the Euribor case, reinstating claims against NWM plc. That case has therefore returned to the SDNY for further proceedings.

Foreign exchange litigation

NatWest Group plc, NWM Plc and/or NWMSI are defendants in several cases relating to NWM Plc’s foreign exchange (FX) business.

In May 2019, a cartel class action was filed in the Federal Court of Australia against NWM Plc and four other banks on behalf of persons who bought or sold currency through FX spots or forwards between 1 January 2008 and 15 October 2013 with a total transaction value exceeding AUD 0.5 million.

In May 2025, NWM Plc executed an agreement to settle the claim in the Federal Court of Australia, which the court approved in August 2025. The settlement amount is covered in full by an existing provision. In July 2026, the court formally dismissed the claim.

In July and December 2019, two separate applications seeking opt-out collective proceedings orders were filed in the UK Competition Appeal Tribunal (CAT) against NatWest Group plc, NWM Plc and other banks. Both applications were brought on behalf of persons who, between 18 December 2007 and 31 January 2013, entered into a relevant FX spot or outright forward transaction in the European Economic Area with a relevant financial institution or on an electronic communications network.

In March 2022, the CAT declined to certify either application as collective proceedings on an opt-out basis. This decision was appealed by the applicants and was the subject of an application for judicial review. The CAT, in its judgment, allowed the applicants three months in which to reformulate their claims as opt-in claims.

15. Litigation and regulatory matters continued

In its amended judgment in November 2023, the Court of Appeal allowed the appeal and decided that the claims should proceed on an opt-out basis. Separately, the court determined which of the two competing applicants can proceed as class representative and dismissed the application for judicial review of the CAT’s decision. The other applicant has discontinued its claim and withdrawn from the proceedings. The banks sought permission to appeal the Court of Appeal decision directly to the UK Supreme Court, which was granted in April 2024. The appeal was heard in April 2025.

In December 2025, the UK Supreme Court reinstated the CAT’s decision to refuse the application for a collective proceedings order on an opt-out basis. The applicant is seeking permission from the CAT to file a revised application for a collective proceedings order. NatWest Group Plc and NWM Plc have made an application to the CAT for dismissal of the application for a collective proceedings order in its entirety.

Two motions to certify FX-related class actions were filed in the Tel Aviv District Court in Israel in September and October 2018 and were subsequently consolidated into one motion. The consolidated motion to certify, which names The Royal Bank of Scotland plc (now NWM Plc) and several other banks as defendants, was served on NWM Plc in May 2020.

The applicants sought the court’s permission to amend their motions to certify the class actions. NWM Plc filed a motion challenging the permission granted by the court for the applicants to serve the consolidated motion outside the Israeli jurisdiction. That NWM Plc motion remains pending. In February 2024, NWM Plc executed an agreement to settle the claim, subject to court approval. The settlement amount is covered in full by an existing provision.

In December 2021, a summons was served in the Netherlands against NatWest Group plc, NWM Plc and NWM N.V. by Stichting FX Claims on behalf of a number of parties, seeking declarations from the court concerning liability for anti-competitive FX market conduct described in decisions of the European Commission (EC) of 16 May 2019, along with unspecified damages. The claimant amended its claim to also refer to a 2 December 2021 decision by the EC, which described anti-competitive FX market conduct. NatWest Group plc, NWM Plc and other defendants contested the jurisdiction of the Dutch court.

In March 2023, the district court in Amsterdam accepted that it has jurisdiction to hear claims against NWM N.V. but refused jurisdiction to hear any claims against the other defendant banks (including NatWest Group plc and NWM Plc) brought on behalf of the parties represented by the claimant that are domiciled outside of the Netherlands. The claimant is appealing that decision.

The defendant banks have brought cross-appeals which seek a ruling that the Dutch court has no jurisdiction to hear any claims against the defendant banks domiciled outside of the Netherlands, irrespective of whether the claim has been brought on behalf of a party represented by the claimant that is domiciled within or outside of the Netherlands. The Amsterdam Court of Appeal has stayed these appeal proceedings until the Court of Justice of the European Union has answered preliminary questions that have been referred to it in another matter.

In September 2023, a second summons was served by Stichting FX Claims on NatWest Group plc, NWM Plc and NWM N.V., on behalf of a new group of parties. The claimant seeks declarations from the district court in Amsterdam concerning liability for anti-competitive FX market conduct described in the above referenced decisions of the EC of 16 May 2019 and 2 December 2021, along with unspecified damages. NatWest Group plc, NWM Plc and other defendants are contesting the Dutch court's jurisdiction. The district court has stayed the proceedings pending judgment in the above-mentioned appeals.

In January 2025, a third summons was served by Stichting FX Claims on NatWest Group plc, NWM Plc and NWM N.V., on behalf of another new group of parties.

The claimant seeks similar declarations from the district court in Amsterdam to those being sought in the above-mentioned claims, along with unspecified damages.

NatWest Group plc, NWM Plc and other defendants are contesting the Dutch court's jurisdiction. The district court has stayed the proceedings pending judgment in the above-mentioned appeals.

Certain other foreign exchange transaction related claims have been or may be threatened. NatWest Group cannot predict whether all or any of these claims will be pursued.

15. Litigation and regulatory matters continued

Swaps antitrust litigation

NWM Plc and other members of NatWest Group, including NatWest Group plc, as well as a number of other interest rate swap dealers, are defendants in several cases pending in the SDNY alleging violations of the US antitrust laws in the market for interest rate swaps. Three swap execution facilities (TeraExchange, Javelin, and trueEx) allege that they would have successfully established exchange-like trading of interest rate swaps if the defendants had not unlawfully conspired to prevent that from happening through boycotts and other means. Discovery is complete though expert discovery is ongoing and, in March 2026, defendants filed a motion for summary judgment seeking dismissal of the claims, which is pending.

In June 2021, a class action antitrust complaint was filed against a number of credit default swap dealers in New Mexico federal court on behalf of persons who, from 2005 onwards, settled credit default swaps in the United States by reference to the ISDA credit default swap auction protocol. The complaint alleges that the defendants conspired to manipulate that benchmark through various means in violation of the antitrust laws and the Commodity Exchange Act.

In May 2025, the US Court of Appeals affirmed a January 2024 decision by the SDNY which barred the plaintiffs in the New Mexico case from pursuing claims based on conduct occurring before 30 June 2014 on the ground that such claims were extinguished by a 2015 settlement agreement that resolved a prior class action relating to credit default swaps.

The case in New Mexico (which had been stayed pending the appeal of the SDNY’s decision) has now resumed. The defendants have filed a motion to dismiss, which is pending.

Spoofing litigation

In December 2021, three substantially similar class actions complaints were filed in federal court in the United States against NWM Plc and NWMSI alleging Commodity Exchange Act and common law unjust enrichment claims arising from manipulative trading known as spoofing. The complaints refer to NWM Plc’s December 2021 spoofing-related guilty plea (described below under “US investigations relating to fixed-income securities”) and purport to assert claims on behalf of those who transacted in US Treasury securities and futures and options on US Treasury securities between 2008 and 2018.

In July 2022, the defendants filed a motion to dismiss these claims, which have been consolidated into one matter in the United States District Court for the Northern District of Illinois. The motion to dismiss remains pending.

Madoff

NWM N.V. was named as a defendant in two actions filed by the trustee for the bankrupt estates of Bernard L. Madoff and Bernard L. Madoff Investment Securities LLC, in bankruptcy court in New York, which together seek to clawback more than US$300 million (plus pre-judgment interest) that NWM N.V. allegedly received from certain Madoff feeder funds and certain swap counterparties.

The claims were previously dismissed, but as a result of an August 2021 decision by the US Court of Appeals, they are now proceeding in the discovery phase in the bankruptcy court, where they have been consolidated into one action.

15. Litigation and regulatory matters continued

Offshoring VAT assessments

HMRC, as part of an industry - wide review, issued protective tax assessments in 2018 against NatWest Group plc totalling £143 million relating to unpaid VAT in respect of the UK branches of two NatWest Group companies registered in India for the period from 1 January 2014 until 31 December 2017 inclusive. NatWest Group formally requested reconsideration by HMRC of their assessments, and this process was completed in November 2020. HMRC upheld their original decision and, as a result, NatWest Group plc lodged an appeal with the Tax Tribunal and an application for judicial review with the High Court of Justice of England and Wales, both in December 2020.

In order to lodge the appeal with the Tax Tribunal, NatWest Group plc was required to pay amounts totalling £153 million (including statutory interest) to HMRC in December 2020 and May 2022. The appeal and the application for judicial review were previously stayed behind a separate case involving another bank.

NatWest Group plc was informed in late 2024 that the other bank had settled its case with HMRC by agreement. NatWest Group plc is progressing its appeal before the Tax Tribunal in its own name. NatWest Group plc will also continue to review next steps relevant to the judicial review.

The amount of £153 million continues to be recognised as an asset that NatWest Group plc expects to recover. Since 1 January 2018, NatWest Group plc has paid VAT on intra-group supplies from the India-registered NatWest Group companies.

US Anti-Terrorism Act litigation

NWM N.V. and certain other financial institutions are defendants in several actions filed by a number of US nationals (or their estates, survivors, or heirs), most of whom are, or were, US military personnel who were killed or injured in attacks in Iraq between 2003 and 2011.

NWM Plc is also a defendant in some of these cases.

According to the plaintiffs’ allegations, the defendants are liable for damages arising from the attacks because they allegedly conspired with and/or aided and abetted Iran and certain Iranian banks to assist Iran in transferring money to Hezbollah and the Iraqi terror cells that committed the attacks, in violation of the US Anti-Terrorism Act, by agreeing to engage in ‘stripping’ of transactions initiated by the Iranian banks so that the Iranian nexus to the transactions would not be detected.

In the lead matters, filed in the United States District Court for the Eastern District of New York (‘EDNY’) the district court has dismissed both conspiracy and aiding abetting claims finding that the claims were deficient for several reasons, including lack of sufficient allegations as to the alleged conspiracy and causation. In January 2023, the US Court of Appeals affirmed the district court’s dismissal of conspiracy-based claims. The district court’s dismissal of aiding and abetting claims is subject to a potential future appeal to the US Court of Appeals.

On 30 September 2025, the district court denied a motion by the plaintiffs to re-open the case to assert aiding and abetting claims that they previously did not assert. Another action, filed in the SDNY in 2017, which asserted both conspiracy and aiding and abetting claims, was dismissed by the SDNY in March 2019 on similar grounds as the EDNY cases, but remains subject to appeal to the US Court of Appeals.

Other follow-on actions that are substantially similar to the lead cases described above are pending in the same courts.

15. Litigation and regulatory matters continued

Tandanor Litigation in Argentina

In October 2012, a claim was filed in the District Court of Buenos Aires by ‘Argentina Talleres Navales Dársena Norte Sociedad Anónima Comercial, Industrial y Naviera’ (“Tandanor”) (a naval repair business) against what is now the Representative Office of The Royal Bank of Scotland NV, Argentine Branch (in liquidation) (the “Representative Office”) and eleven private individuals. (The Representative Office inherited the claim from Banco Holandés Unido, Argentine Branch.) The claim, which was unquantified, sought damages for alleged fraudulent conduct during Tandanor’s privatisation, which concluded in 1993. The Representative Office’s participation in the privatisation was 2.9%. The Argentine Ministry of Defence joined Tandanor as a plaintiff in 2014.

The claim was dismissed on limitation grounds in 2018, and the plaintiffs were unsuccessful in subsequent appeals. In November 2024, however, the Argentine Supreme Court set the appealed judgments aside and, in June 2025, the Argentine Federal Court of Appeal returned the case to the Argentine Federal District Court for further consideration. In December 2025, the plaintiffs filed an update quantifying damages at USD1.1 billion. The Representative Office continues to defend the claim and has requested a hearing.

Oracle Securities Litigation

In January and February 2026, two substantially similar class action complaints were filed in New York state court against Oracle Corporation and the underwriters of a September 2025 bond offering by Oracle, including NWMSI. On 4 March 2026, an amended complaint consolidated both actions. The consolidated amended complaint alleges that the offering documents for the September 2025 bonds were materially misleading because they failed to disclose that, at the time of the bond offering, Oracle was already planning to further increase its debt to fund its Artificial Intelligence (AI) infrastructure expansion. Defendants (including NWMSI) have filed a motion to dismiss the consolidated amended complaint, which is pending.

Separately, in July 2026, two class action complaints were filed in Tennessee state court against Oracle and the underwriters, including NWMSI, one relating to the September 2025 bond offering and the other relating to a February 2026 bond offering by Oracle. The complaints allege that the offering documents for the September 2025 and February 2026 bonds were materially misleading because Oracle’s stated revenue expectations allegedly failed to disclose that OpenAI had missed internal revenue and user-growth targets in 2025 and early 2026, raising concerns about OpenAI’s ability to meet its payment obligations and, in turn, Oracle’s ability to realise expected returns on its AI-related investment and to service its debt (including the September 2025 and February 2026 bonds).

In both the New York matter and the Tennessee matters, the plaintiffs seek damages under the U.S. Securities Act of 1933 as amended, (the ‘Securities Act’) on behalf of those who purchased Oracle’s bonds. In connection with both the September 2025 bond offering and the February 2026 bond offering, Oracle agreed to indemnify the underwriters against certain potential liabilities, including disclosure-based liability under the Securities Act.

Rockfire litigation

In March 2025, a claim was filed in the High Court of Justice of England & Wales against The Royal Bank of Scotland plc (‘RBS plc’) by the liquidators of Rockfire Investment Finance Plc (‘RIF’). In January 2026, a second claim was filed in the High Court of Justice of England & Wales against RBS plc by the liquidators of Rockfire Capital Limited (‘RCL’).

Both claimants allege that, during the period between January 2017 and February 2021, RBS plc followed unauthorised payment instructions. The claimants allege that these payment instructions were not made in good faith or the best interests of RIF and RCL, and therefore were not authorised. The claimants allege the payments were made in breach of mandate or in breach of RBS plc’s duty of care to RIF and RCL.

The claimants claim a debt or damages equivalent to the total of the payments in dispute: In the case of RIF, an amount of £179.2 million plus interest, and in the case of RCL, an amount of £73.1 million plus interest. RBS plc is defending both claims.

15. Litigation and regulatory matters continued

Regulatory matters (including investigations and customer redress programmes)

NatWest Group’s businesses and financial condition can be affected by the actions of various governmental and regulatory authorities in the UK, the US, the EU and elsewhere. NatWest Group has engaged, and will continue to engage, in discussions with relevant governmental and regulatory authorities, including in the UK, the US, the EU and elsewhere, on an ongoing and regular basis, and in response to informal and formal inquiries or investigations, regarding operational, systems and control evaluations and issues including those related to compliance with applicable laws and regulations, including consumer protection, investment advice, business conduct, competition/anti-trust, VAT recovery, anti-bribery, anti-money laundering and sanctions regimes. NatWest Group expects government and regulatory intervention in financial services to be high for the foreseeable future, including increased scrutiny from competition and other regulators in the retail and SME business sectors.

Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and regulatory authorities, increased costs being incurred by NatWest Group, remediation of systems and controls, public or private censure, restriction of NatWest Group’s business activities and/or fines. Any of the events or circumstances mentioned in this paragraph or below could have a material adverse effect on NatWest Group, its business, authorisations and licences, reputation, results of operations or the price of securities issued by it, or lead to material additional provisions being taken.

NatWest Group is co-operating fully with the matters described below.

US investigations relating to fixed-income securities

In December 2021, NWM Plc pled guilty in the United States District Court for the District of Connecticut to one count of wire fraud and one count of securities fraud in connection with historical spoofing conduct by former employees in US Treasuries markets between January 2008 and May 2014 and, separately, during approximately three months in 2018. The 2018 trading occurred during the term of a non-prosecution agreement (NPA) between NWMSI and the United States Attorney’s Office for the District of Connecticut (USAO CT), under which non-prosecution was conditioned on NWMSI and affiliated companies not engaging in criminal conduct during the term of the NPA. The relevant trading in 2018 was conducted by two NWM Plc traders in Singapore and breached that NPA. The plea agreement reached with the US Department of Justice (DOJ) and the USAO CT resolved both the spoofing conduct and the breach of the NPA.

The DOJ and USAO CT paused the monitorship in May 2025 and, following a review, determined that a monitorship was no longer necessary as a result of NWM Plc’s notable progress in strengthening its compliance programme, certain of NWM Plc s remedial improvements, internal controls, and the status of implementation of Monitor recommendations, and that reporting by NWM Plc to the DOJ and USAO CT on its continued compliance programme progress provided an appropriate degree of oversight. The court approved the agreement and extended NWM Plc’s obligations under the plea agreement and probation until December 2026.

In the event that NWM Plc does not meet its obligations to the DOJ, this may lead to adverse consequences such as increased costs, findings that NWM Plc violated its probation term, amongst other consequences.

Investment advice review

In October 2019, the FCA notified NatWest Group of its intention to appoint a Skilled Person under section 166 of the Financial Services and Markets Act 2000 to conduct a review of whether NatWest Group’s past business review of investment advice provided during 2010 to 2015 was subject to appropriate governance and accountability and led to appropriate customer outcomes.

The Skilled Person’s review concluded in 2021 and, after discussion with the FCA, NatWest Group is undertaking additional review/remediation work which is expected to be fully complete by the end of July 2026.

15. Litigation and regulatory matters continued

Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC

In December 2015, correspondence was received from the Central Bank of Ireland setting out an industry examination framework in respect of the sale of tracker mortgages from approximately 2001 until the end of 2015.

The redress and compensation process has now largely concluded, although a small number of cases remain outstanding relating to uncontactable customers.

Ulydien (formerly UBIDAC) customers have lodged tracker mortgage complaints with the Financial Services and Pensions Ombudsman (FSPO). UBIDAC challenged three FSPO adjudications in the Irish High Court. In June 2023, the High Court found in favour of the FSPO in all matters. UBIDAC appealed that decision to the Court of Appeal.

In September 2024, the Court of Appeal allowed UBIDAC’s appeal and set aside certain findings of the FSPO. The Court of Appeal directed one aspect of the FSPO decisions to be remitted to the FSPO for its consideration following an oral hearing.

Decisions are awaited from the FSPO in respect of these cases.